ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2022
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2022	As of June 30, 2021

Accounts receivable from third-party customers	$1,656,041	$2,393,598
Less: allowance for doubtful accounts	(6,872)	(26,272)
Total accounts receivable from third-party customers, net	1,649,169	2,367,326
Add: accounts receivable - related parties	1,094,855	515,193
Total accounts receivable, net	$2,744,024	$2,882,519

For the years ended June 30, 2022, 2021 and 2020, the Company recorded a bad debt recovery of $16,776, bad debt provision of $Nil and $755,472, respectively. Allowance for doubtful accounts amounted to $6,872 and $26,272 as of June 30, 2022 and 2021, respectively.

Approximately RMB 7.5 million ($1.1 million) or 67% of the accounts receivable balance as of June 30, 2022 from third-party customers has been collected as of August 31, 2022.

In connection with the Company’s long-term investments in equity investees as disclosed in Note 3, the Company sold certain intelligent pet products to related parties Dogness Technology and Dogness Network. The outstanding accounts receivable from these related parties amounted to $1,094,855 as of June 30, 2022, of which $356,927 has been collected as of the date of this report (See Note 12).

Allowance for doubtful accounts movement is as follows:

	As of June 30, 2022	As of June 30, 2021

Beginning balance	$26,272	$23,982
Recovery	(16,776)	-
Write off	(2,366)	-
Foreign currency translation adjustments	(258)	2,290
Ending balance	$6,872	$26,272